Leases - Summary of Amounts Recognized In The Statement of Profit Or Loss (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Amounts Recognized In The Statement Of Profit Or Loss [Abstract]
Depreciation right of use assets	$ (1,026)	$ (1,273)	$ 0
Interest expense on lease liabilities	$ (869)	$ (918)	$ 0